Trade Receivables and Other Account Receivables - Schedule of Trade Receivables (Details) - Trade Receivables [Member] - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables [Line Items]
Trade accounts		$ 419,384	$ 391,552
Rentals and dealers		42,741	41,122
Sale of real-estate project inventories	[1]	10,800	39,277
Employee funds and lending		4,626	3,799
Allowance for expected credit loss		(10,151)	(9,663)
Trade receivables		$ 467,400	$ 466,087

[1]	The decrease corresponds to the sale of the Montevideo real estate project, which was paid for in October by Constructora Bolivar and Crusezar.